Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of components of lease expenses

	For the Year Ended December 31,
	2023	2024	2025
Lease cost
Finance lease cost:
Amortization of assets	—	31,512	36,168
Interest of lease liabilities	—	32,985	19,738
Operating lease cost	1,059,148	1,611,726	1,863,772
Short‑term lease cost	108,689	146,184	229,746
Total	1,167,837	1,822,407	2,149,424

Supplemental cash flows information related to leases

	For the Year Ended December 31,
	2023	2024	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payments for operating leases	1,159,891	1,627,155	1,963,912
Operating cash flows payments for finance leases	—	6,000	56,637
Financing cash flows payments for finance leases	—	—	664,038
Right-of-use assets obtained in exchange for lease liabilities:
Right-of-use assets obtained in exchange for new operating lease liabilities	3,010,986	3,381,451	2,321,749

Supplemental balance sheet information related to operating leases

	As of December 31,
	2024	2025
Operating Leases
Land use rights, net	1,521,107	1,509,017
Operating lease right-of-use assets, net (excluding land use rights)	6,802,856	7,590,296
Total operating lease right-of-use assets, net	8,323,963	9,099,313
Operating lease liabilities, current	1,438,092	1,690,356
Operating lease liabilities, non-current	5,735,738	6,258,957
Total operating lease liabilities	7,173,830	7,949,313

Supplemental balance sheet information related to finance leases

	As of December 31,
	2024	2025
Finance Leases
Property, plant and equipment, net	759,259	282,080
Total finance lease assets, net	759,259	282,080
Finance lease liabilities, current	95,205	—
Finance lease liabilities, non-current	642,984	348,506
Total finance lease liabilities	738,189	348,506

Schedule of weighted-average remaining lease term and discount rate

	As of December 31,
	2024	2025
Weighted-average remaining lease term
Land use rights	45 years	44 years
Operating leases	7 years	7 years
Finance leases	4 years	3 years
Weighted-average discount rate
Land use rights	3.3%	3.3%
Operating leases	4.8%	3.9%
Finance leases	6.9%	3.3%

Schedule of maturities of finance lease liabilities

	For the Year Ending December 31,
	Operating	Finance
	Leases	Leases
2026	1,944,216	—
2027	1,565,223	—
2028	1,371,380	408,642
2029	1,074,899	—
2030	838,734	—
Thereafter	2,187,470	—
Total undiscounted lease payments	8,981,922	408,642
Less: imputed interest	(1,032,609)	(60,136)
Total lease liabilities	7,949,313	348,506

Schedule of maturities of operating lease liabilities

	For the Year Ending December 31,
	Operating	Finance
	Leases	Leases
2026	1,944,216	—
2027	1,565,223	—
2028	1,371,380	408,642
2029	1,074,899	—
2030	838,734	—
Thereafter	2,187,470	—
Total undiscounted lease payments	8,981,922	408,642
Less: imputed interest	(1,032,609)	(60,136)
Total lease liabilities	7,949,313	348,506